PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost:		$ 129,986	$ 109,783
Accumulated depreciation:		63,112	53,897
Net book value		66,874	55,886
Depreciation of property, plant and equipment		10,344	8,621	$ 6,475
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		72,116	64,176
Accumulated depreciation:		49,765	43,414
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:		6,322	5,471
Accumulated depreciation:		3,548	2,833
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:		39,875	34,955
Accumulated depreciation:		9,799	7,650
Land and building [Member]
Property, Plant and Equipment [Line Items]
Cost:		11,673	5,181
Accumulated depreciation:	[1]	$ 0	$ 0

[1]	Building is under construction and has not yet been completed, therefore depreciation has not started